REVENUE FROM PRODUCT SALES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of revenue [Abstract]
Disclosure of revenue

	US Dollars
Figures in millions	2024	2023	2022
Revenue consists of the following principal categories:
Gold income (2)	5,673	4,480	4,388
Spot market sales	5,359	4,213	4,388
Concentrate sales (1)	314	267	—
By-products (2)	120	102	113
	5,793	4,582	4,501
(1) The provisional price adjustments for the year ended 31 December 2024 were $7m (2023: $1m; 2022: nil). A reasonable change in the provisional price would not result in a material impact on the concentrate sales revenue.
(2) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental information note (Note 2).